[Letterhead of Metropolitan West Funds]

VIA EDGAR

August 4, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	METROPOLITAN WEST FUNDS (the “Registrant”)
File Nos. 333-18737 and 811-07989

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Registrant’s Registration Statement filed on Form N-1A. The Amendment was filed electronically on July 24, 2009.

Please contact the undersigned if you have any questions or comments at (310) 444-1637.

Sincerely,

/s/ Keith T. Kirk

Keith T. Kirk

Chief Compliance Officer,

Vice President and Secretary

cc:	David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)